Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Current and Non-Current Assets [Member]
Schedule of Other Current and Non-Current Assets

	December 31, 2017	December 31, 2016
Other current assets
Prepayments and advances	4,049	3,873
Input VAT and other taxes recoverable	3,413	3,000
Other current assets	127	69

Total prepayments and other current assets	7,589	6,942

	December 31, 2017	December 31, 2016
Other non-current assets
Deferred assets from sale and lease back	273	306
Other non-current assets	485	585

Total other non-current assets	758	891